Disclosures About the Temporary Exemption From IFRS 9 - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure about temporary exemption from IFRS 9 [line items]
Percentage of carrying amount of liabilities	90.00%